Share-based payments - SARs (cash settled) (Details) $ in Thousands		12 Months Ended
	Nov. 06, 2014 MXN ($) EquityInstruments	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Share-based payments
Compensation expense recorded in the consolidated statement of operations		$ (62,262)
Compensation (benefit) recorded in the consolidated statement of operations			$ 105,303	$ 40,724
SARs - cash settled
Share-based payments
Granted | EquityInstruments	4,315,264
Vesting period	3 years
Total amount granted	$ 10,831
Carrying amount of the liability				1,901
Compensation expense recorded in the consolidated statement of operations			(1,901)
Compensation (benefit) recorded in the consolidated statement of operations		$ 0		$ 2,964
Cash payment related to key employees related to SARs plan			$ 2,395